Amounts receivable and prepaid expenses	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other receivables [text block] [Abstract]
Amounts receivable and prepaid expenses
5.	Amounts receivable and prepaid expenses
($000s)	December 31, 2020	December 31, 2019
HST	2,793	2,212
Prepaid expenses and other receivables	2,177	1,062
	4,970	3,274